Income Taxes (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal and state net operating losses	$ 31.3	$ 15.9
Operating loss carry forward	12.2
Operating loss carry forward indefinitely	$ 19.1
Effective federal income tax percentage	50.00%
Deferred tax assets valuation allowance	$ 1.2